Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, Net
Property and equipment, net consisted of the following as of (in thousands):

	December 31,
	2023	2022
Lab equipment	$1,382	$1,382
Furniture and fixtures	341	341
Computer equipment	85	85
Leasehold improvements	940	935

Total property and equipment	2,748	2,743
Less accumulated depreciation	(966)	(467)

Property and equipment, net	$1,782	$2,276

Depreciation expense for the years ended December 31, 202
3
 and 202
2
 was $499 thousand and $370 thousand, respectively. No impairment losses occurred in 2023 and 2022. The Company had a loss on disposal of fixed assets of $23 thousand for the year ended December 31, 2022.